SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investments, at fair value	$ 615,052,191	$ 534,497,275
Common stock fund
EBP, Accounting Policy [Line Items]
Number of shares held in plan (in shares)	572,304	620,024
Investments, at fair value	$ 62,146,491	$ 57,284,017